REGISTRATION NOs. 2-89971

                                          811-3990

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	X
PRE-EFFECTIVE AMENDMENT NO.
POST-EFFECTIVE AMENDMENT NO. 35	X
AND/OR
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940
AMENDMENT NO. 36	X

NORTHWESTERN MUTUAL SERIES FUND, INC.

(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

720 EAST WISCONSIN AVENUE

MILWAUKEE, WISCONSIN 53202

(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)

(414) 271-1444

(REGISTRANT’S TELEPHONE NUMBER)

RANDY M. PAVLICK, SECRETARY

720 EAST WISCONSIN AVENUE

MILWAUKEE, WISCONSIN 53202

(NAME AND ADDRESS OF AGENT FOR SERVICE)

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)

[ X ]	IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (b)
[ ]	ON APRIL 30, 2008 PURSUANT TO PARAGRAPH (b)
[ ]	60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (a)(1)
[ ]	ON (DATE) PURSUANT TO PARAGRAPH (a)(1)
[ ]	75 DAYS AFTER FILING PURSUANT TO PARAGRAPH (a)(2)
[ ]	ON (DATE) PURSUANT TO PARAGRAPH (a)(2) OF RULE 485
[ ]	THIS POST-EFFECTIVE AMENDMENT DESIGNATES A NEW EFFECTIVE DATE FOR A PREVIOUSLY FILED POST-EFFECTIVE AMENDMENT.

This amendment consists of the following:

(1)	Facing Sheet of the Registration Statement.
(2)	Part C of the Registration Statement (including signature page).

The Prospectus and Statement of Additional Information are incorporated by reference from Post-Effective Amendment No. 34 to this Registration Statement (File No. 2-89971) filed on April 23, 2008, as supplemented by Registrants’s filing pursuant to Rule 497(e) under the Securities Act of 1933 on May 9, 2008.

This amendment is being filed in order to file as Exhibit (d)2(w) to this Registration Statement, the Amended and Restated Investment Sub-Advisory Agreement between Mason Street Advisors, LLC and Capital Guardian Trust Company (on behalf of the Domestic Equity Portfolio) dated May 6, 2008; Exhibit (d)2(x) to this Registration Statement, the Amended and Restated Investment Sub-Advisory Agreement between Mason Street Advisors, LLC and Templeton Investment Counsel, LLC (on behalf of the International Equity Portfolio) dated May 6, 2008; and Exhibit (d)2(y) to this Registration Statement, the Form of Investment Sub-Advisory Agreement between Templeton Investment Counsel, LLC and Franklin Templeton Investments (Asia) Limited (on behalf of the International Equity Portfolio)

PART C

OTHER INFORMATION

Item 23.

Exhibit	Description	Filed Herewith/Incorporated Herein By Reference To
(a)1(a)	Articles of Incorporation of Northwestern Mutual Series Fund, Inc. filed with the State of Maryland on December 22, 1983	EX-99.B1 to Form N-1A Post Effective Amendment No. 13 for Northwestern Mutual Series Fund, Inc. filed on April 26, 1996
(a)1(b)	Articles of Amendment of Northwestern Mutual Series Fund, Inc. filed with the State of Maryland on May 3, 1993	EX-99.B1(a) to Form N-1A Post Effective Amendment No. 13 for Northwestern Mutual Series Fund, Inc. filed on April 26, 1996
(a)1(c)	Resolutions to Amend the Articles of Incorporation of Northwestern Mutual Series Fund, Inc. adopted by the Directors on February 4, 1999 and filed with the State of Maryland on February 11, 1999	Exhibit A(1) to Form N-1A Post Effective Amendment No. 16 for Northwestern Mutual Series Fund, Inc. filed on February 25, 1999
(a)1(d)	Resolutions to Amend the Articles of Incorporation of Northwestern Mutual Series Fund, Inc. adopted by the Directors on May 3, 2001 and filed with the State of Maryland on May 4, 2001	Exhibit A(1) to Form N-1A Post Effective Amendment No. 20 for Northwestern Mutual Series Fund, Inc. filed on May 17, 2001
(a)1(e)	Resolutions to Amend the Articles of Incorporation of Northwestern Mutual Series Fund, Inc. adopted by the Directors on November 7, 2002 and filed with the State of Maryland on January 31, 2003	Exhibit A(1) to Form N-1A Post Effective Amendment No. 23 for Northwestern Mutual Series Fund, Inc. filed on February 14, 2003
(a)1(f)	Resolutions to Amend the Articles of Incorporation of Northwestern Mutual Series Fund, Inc. adopted by the Directors on February 6, 2003 and filed with the State of Maryland on February 7, 2003	Exhibit A(2) to Form N-1A Post Effective Amendment No. 23 for Northwestern Mutual Series Fund, Inc. filed on February 14, 2003
(a)1(g)	Resolutions to Amend the Articles of Incorporation of Northwestern Mutual Series Fund, Inc. adopted by the Directors on August 3, 2006 and filed with the State of Maryland on February 2, 2007	Exhibit (a)1(g) to Form N-1A Post Effective Amendment No. 29 for Northwestern Mutual Series Fund, Inc. filed on February 23, 2007
(a)1(h)	Resolutions to Amend the Articles of Incorporation of Northwestern Mutual Series Fund, Inc. adopted by the Directors on February 21, 2007 and filed with the State of Maryland on February 22, 2007	Exhibit (a)1(h) to Form N-1A Post Effective Amendment No. 30 for Northwestern Mutual Series Fund, Inc. filed on February 23, 2007
(a)1(i)	Articles of Amendment Incorporation of Northwestern Mutual Series Fund, Inc. filed with the State of Maryland on April 25, 2007	Exhibit (a)1(i) to Form N-1A Post Effective Amendment No. 31 for Northwestern Mutual Series Fund, Inc. filed on April 27, 2007
(a)1(j)	Articles of Amendment Incorporation of Northwestern Mutual Series Fund, Inc. filed with the State of Maryland on April 7, 2008	Exhibit (a)1(j) to Form N-1A Post-Effective Amendment No. 34 for Northwestern Mutual Series Fund, Inc. filed on April 23, 2008

C–1

Exhibit	Description	Filed Herewith/Incorporated Herein By Reference To
(b)1(a)	By-Laws of Northwestern Mutual Series Fund, Inc.	EX-99.B2 to Form N-1A Post Effective Amendment No. 13 for Northwestern Mutual Series Fund, Inc. filed on April 26, 1996
(b)1(b)	Amendment to By-Laws of Northwestern Mutual Series Fund, Inc. dated February 6, 1997	EX-99.B2 to Form N-1A Post Effective Amendment No. 14 for Northwestern Mutual Series Fund, Inc. filed on February 27, 1997
(b)1(c)	Amendment to By-Laws of Northwestern Mutual Series Fund, Inc. dated November 6, 1997	Exhibit B(2) to Form N-1A Post Effective Amendment No. 15 for Northwestern Mutual Series Fund, Inc. filed on April 28, 1998
(b)1(d)	Amendment to By-Laws of Northwestern Mutual Series Fund, Inc. dated August 6, 1998	Exhibit B(2)(a) to Form N-1A Post Effective Amendment No. 16 for Northwestern Mutual Series Fund, Inc. filed on February 25, 1999
(b)1(e)	Resolutions to Amend By-Laws of Northwestern Mutual Series Fund, Inc. adopted by the Directors on February 4, 1999	Exhibit B(2)(b) to Form N-1A Post Effective Amendment No. 16 for Northwestern Mutual Series Fund, Inc. filed on February 25, 1999
(b)1(f)	Resolutions to Amend By-Laws of Northwestern Mutual Series Fund, Inc. adopted by the Directors on May 3, 2001	Exhibit B(1) to Form N-1A Post Effective Amendment No. 20 for Northwestern Mutual Series Fund, Inc. filed on May 17, 2001
(b)1(g)	Amendment to By-Laws of Northwestern Mutual Series Fund, Inc. dated February 7, 2002	Exhibit B to Form N-1A Post Effective Amendment No. 22 for Northwestern Mutual Series Fund, Inc. filed on April 29, 2002
(b)1(h)	Resolutions to Amend By-Laws of Northwestern Mutual Series Fund, Inc. adopted by the Directors on February 6, 2003	Exhibit B to Form N-1A Post Effective Amendment No. 23 for Northwestern Mutual Series Fund, Inc. filed on February 14, 2003
(b)1(i)	Amendment of By-Laws for Northwestern Mutual Series Fund, Inc., dated August 7, 2003	Exhibit (b) to Form N-1A Post Effective Amendment No. 25 for Northwestern Mutual Series Fund, Inc. filed on April 29, 2004
(b)1(j)	Amended and Restated By-Laws of Northwestern Mutual Series Fund, Inc. adopted on August 5, 2004	Exhibit (b)1(j) to Form N-1A Post Effective Amendment No. 26 for Northwestern Mutual Series Fund, Inc. filed on February 18, 2005
(b)1(k)	Amendment to By-Laws of Northwestern Mutual Series Fund, Inc. dated May 4, 2006	Exhibit (b)1(k) to Form N-1A Post Effective Amendment No. 29 for Northwestern Mutual Series Fund, Inc. filed on February 23, 2007
(d)1(a)	Assignment and Assumption of Contracts between Northwestern Mutual Investment Services, LLC (“Assignor”) and Mason Street Advisers, LLC, n/k/a Mason Street Advisors, LLC (“Assignee”), dated January 1, 2002	Exhibit D to Form N-1A Post Effective Amendment No. 22 for Northwestern Mutual Series Fund, Inc. filed on April 29, 2002
(d)1(b)	Investment Advisory Agreement between Northwestern Mutual Series Fund, Inc. and Mason Street Advisors, LLC (on behalf of the eighteen Portfolios), dated May 1, 2003	Exhibit (d)1 to Form N-1A Post Effective Amendment No. 25 for Northwestern Mutual Series Fund, Inc. filed on April 29, 2004
(d)1(c)	Amended Investment Advisory Agreement between Northwestern Mutual Series Fund, Inc. and Mason Street Advisors, LLC (on behalf of the eighteen Portfolios) dated April	Exhibit (d)1(c) to Form N-1A Post Effective Amendment No. 31 for Northwestern Mutual Series Fund, Inc. filed on April 27, 2007

C–2

Exhibit	Description	Filed Herewith/Incorporated Herein By Reference To
30, 2007
(d)1(d)	Investment Advisory Agreement between Northwestern Mutual Series Fund, Inc. and Mason Street Advisors, LLC dated April 30, 2007	Exhibit (d)1(d) to Form N-1A Post Effective Amendment No. 32 for Northwestern Mutual Series Fund, Inc. filed on April 27, 2007.
(d)1(e)	Investment Advisory Agreement between Northwestern Mutual Series Fund, Inc. and Mason Street Advisors, LLC dated May 3, 2007	Exhibit (d)1(e) to Form N-1A Post Effective Amendment No. 33 for Northwestern Mutual Series Fund, Inc. filed on February 22, 2008
(d)2(a)	Investment Sub-Advisory Agreement Between Northwestern Mutual Investment Services, Inc., and Templeton Investment Counsel, Inc. (on behalf of the International Equity Portfolio), dated April 29, 1994	EX-99.B5(h) to Form N-1A Post Effective Amendment No. 13 for Northwestern Mutual Series Fund, Inc. filed on April 26, 1996
(d)2(b)	Form of Investment Sub-Advisory Agreement between Northwestern Mutual Investment Services, LLC and Capital Guardian Trust Company (on behalf of the Domestic Equity Portfolio)	Exhibit D(2) to Form N-1A Post Effective Amendment No. 20 for Northwestern Mutual Series Fund, Inc. filed on May 17, 2001
(d)2(c)	Form of Investment Sub-Advisory Agreement between Northwestern Mutual Investment Services, LLC and T. Rowe Price Associates, Inc. (on behalf of the Small Cap Value Portfolio)	Exhibit D(3) to Form N-1A Post Effective Amendment No. 20 for Northwestern Mutual Series Fund, Inc. filed on May 17, 2001
(d)2(d)	Form of Investment Sub-Advisory Agreement between Mason Street Advisors, LLC, Northwestern Mutual Series Fund, Inc. and Alliance Capital Management L.P. (on behalf of the Mid Cap Value Portfolio)	Exhibit D(3) to Form N-1A Post Effective Amendment No. 23 for Northwestern Mutual Series Fund, Inc. filed on February 14, 2003
(d)2(e)	Form of Investment Sub-Advisory Agreement between Mason Street Advisors, LLC and T. Rowe Price Associates, Inc. (on behalf of the Equity Income Portfolio)	Exhibit D(5) to Form N-1A Post Effective Amendment No. 23 for Northwestern Mutual Series Fund, Inc. filed on February 14, 2003
(d)2(f)	Investment Sub-Advisory Agreement between Mason Street Advisors, LLC and Janus Capital Management LLC (on behalf of the Focused Appreciation Portfolio)	Exhibit D to Form N-1A Post Effective Amendment No. 24 for Northwestern Mutual Series Fund, Inc. filed on May 1, 2003
(d)2(g)	Investment Sub-Advisory Agreement between Mason Street Advisors, LLC and T. Rowe Price Associates, Inc., dated May 1, 2003 (on behalf of the Equity Income Portfolio)	Exhibit (d)2(g) to Form N-1A Post Effective Amendment No. 31 for Northwestern Mutual Series Fund, Inc. filed on April 27, 2007
(d)2(h)	Form of Amendment to Investment Sub-Advisory Agreement dated May 1, 2003 between Mason Street Advisors, LLC and T. Rowe Price Associates, Inc., (on behalf of the Equity Income Portfolio)	Exhibit (d)2(h) to Form N-1A Post Effective Amendment No. 31 for Northwestern Mutual Series Fund, Inc. filed on April 27, 2007

C–3

Exhibit	Description	Filed Herewith/Incorporated Herein By Reference To
(d)2(i)	Amendment to Sub-Investment Advisory Agreement between Janus Capital Management LLC and Mason Street Advisors, LLC (on behalf of Focused Appreciation Portfolio), dated May 12, 2003	Exhibit (d)2 to Form N-1A Post Effective Amendment No. 25 for Northwestern Mutual Series Fund, Inc. filed on April 29, 2004
(d)2(j)	Amendment to Investment Sub-Advisory Agreement between Mason Street Advisors, Inc. and Templeton Investment Counsel, Inc. (on behalf of the International Equity Portfolio) dated November 15, 2006	Exhibit (d)2(h) to Form N-1A Post Effective Amendment No. 29 for Northwestern Mutual Series Fund, Inc. filed on February 23, 2007
(d)2(k)	Investment Sub-Advisory Agreement between Mason Street Advisors, Inc. and Pacific Investment Management Company LLC (on behalf of the Long-Term U.S. Government Bond and Multi-Sector Bond Portfolios), dated April 30, 2007	Exhibit (d)2(k) to Form N-1A Post Effective Amendment No. 32 for Northwestern Mutual Series Funds, Inc. filed on April 27, 2007.
(d)2(l)	Investment Sub-Advisory Agreement between Mason Street Advisors, Inc. and Massachusetts Financial Services Company (on behalf of the Research International Core and Emerging Markets Equity Portfolios), dated April 30, 2007	Exhibit (d)2(l) to Form N-1A Post Effective Amendment No. 32 for Northwestern Mutual Series Funds, Inc. filed on April 27, 2007.
(d)2(m)	Investment Sub-Advisory Agreement between Mason Street Advisors, Inc. and American Century Investment Management, Inc. (Large Company Value and Inflation Protection Portfolios), dated April 30, 2007	Exhibit (d)2(m) to Form N-1A Post Effective Amendment No. 32 for Northwestern Mutual Series Funds, Inc. filed on April 27, 2007.
(d)2(n)	Investment Sub-Advisory Agreement between Mason Street Advisors, Inc. and Capital Guardian Trust Company (on behalf of the Large Cap Blend and Domestic Equity Income Portfolios), dated April 30, 2007	Exhibit (d)2(n) to Form N-1A Post Effective Amendment No. 32 for Northwestern Mutual Series Funds, Inc. filed on April 27, 2007.
(d)2(o)	Investment Sub-Advisory Agreement between Mason Street Advisors, Inc. and Capital Guardian Trust Company (on behalf of the Large Cap Blend and Domestic Equity Income Portfolios), dated May 3, 2007	Exhibit (d)2(o) to Form N-1A Post Effective Amendment No. 33 for Northwestern Mutual Series Fund, Inc. filed on February 22, 2008
(d)2(p)	Amendment to Investment Sub-Advisory Agreement between Mason Street Advisors, Inc. and Templeton Investment Counsel, Inc. (on behalf of the International Equity Portfolio) dated May 3, 2007	Exhibit (d)2(p) to Form N-1A Post Effective Amendment No. 33 for Northwestern Mutual Series Fund, Inc. filed on February 22, 2008

C–4

Exhibit	Description	Filed Herewith/Incorporated Herein By Reference To
(d)2(q)	Amendment to Sub-Investment Advisory Agreement between Janus Capital Management LLC and Mason Street Advisors, LLC (on behalf of the Focused Appreciation Portfolio), dated August 2, 2007	Exhibit (d)2(q) to Form N-1A Post Effective Amendment No. 33 for Northwestern Mutual Series Fund, Inc. filed on February 22, 2008
(d)2(r)	Amendment to Investment Sub-Advisory Agreement between Mason Street Advisors, LLC, Northwestern Mutual Series Fund, Inc. and Alliance Capital Management L.P. (on behalf of the Mid Cap Value Portfolio) dated August 2, 2007	Exhibit (d)2(r) to Form N-1A Post Effective Amendment No. 33 for Northwestern Mutual Series Fund, Inc. filed on February 22, 2008
(d)2(s)	Amendment to Investment Sub-Advisory Agreement between Mason Street Advisors, LLC and T. Rowe Price Associates, Inc. (on behalf of the Small Cap Value Portfolio) dated November 1, 2007	Exhibit (d)2(s) to Form N-1A Post Effective Amendment No. 33 for Northwestern Mutual Series Fund, Inc. filed on February 22, 2008
(d)2(t)	Amendment to Investment Sub-Advisory Agreement between Mason Street Advisors, LLC and T. Rowe Price Associates, Inc., (on behalf of the Equity Income Portfolio) dated November 1, 2007	Exhibit (d)2(t) to Form N-1A Post Effective Amendment No. 33 for Northwestern Mutual Series Fund, Inc. filed on February 22, 2008
(d)2(w)	Amended and Restated Investment Sub-Advisory Agreement between Mason Street Advisors, LLC and Capital Guardian Trust Company, (on behalf of the Domestic Equity Portfolio) dated May 6, 2008	Filed herewith
(d)2(x)	Amended and Restated Investment Sub-Advisory Agreement between Mason Street Advisors, LLC and Templeton Investment Counsel, LLC, (on behalf of the International Equity Portfolio) dated May 6, 2008	Filed herewith
(d)2(y)	Form of Investment Sub-advisory Agreement between Templeton Investment Counsel, LLC and Franklin Templeton Investments (Asia) Limited, (on behalf of the International Equity Portfolio)	Filed herewith
(g)1(a)	Form of Domestic Custody Agreement between Northwestern Mutual Series Fund, Inc. (on behalf of the Index 400 Stock Portfolio and the Small Cap Growth Stock Portfolio) and The Chase Manhattan Bank	Exhibit G(8)(a) to Form N-1A Post Effective Amendment No. 16 for Northwestern Mutual Series Fund, Inc. filed on February 25, 1999
(g)1(b)	Form of amendment to domestic Custodian Agreement between The Chase Manhattan Bank and Northwestern Mutual Series Fund, Inc. (on behalf of the Small Cap Value Portfolio, International Growth Portfolio, Asset Allocation Portfolio and the Domestic Equity Portfolio)	Exhibit G(1) to Form N-1A Post Effective Amendment No. 20 for Northwestern Mutual Series Fund, Inc. filed on May 17, 2001

C–5

Exhibit	Description	Filed Herewith/Incorporated Herein By Reference To
(g)2	Mutual Fund Custody and Services Agreement between Mellon Bank, N.A. and Northwestern Mutual Series Fund, Inc. (on behalf of the Select Bond Portfolio and the Balanced Portfolio), dated May 26, 2004	Exhibit (g)2 to Form N-1A Post Effective Amendment No. 26 for Northwestern Mutual Series Fund, Inc. filed on February 18, 2005
(g)3(a)	Foreign Custodian Agreement Between Brown Brothers Harriman & Co. and Northwestern Mutual Series Fund, Inc., dated March 31, 1997	Exhibit (g)3(a) to Form N-1A Post Effective Amendment No. 26 for Northwestern Mutual Series Fund, Inc. filed on February 18, 2005
(g)3(b)	Form of amendment to foreign Custodian Agreement between Brown Brothers Harriman & Co. and Northwestern Mutual Series Fund, Inc. (Rule 17f-7)	Exhibit G(3) to Form N-1A Post Effective Amendment No. 20 for Northwestern Mutual Series Fund, Inc. filed on May 17, 2001
(g)3(c)	Amendment to the Custodian Agreement between Brown Brothers Harriman & Co. and Northwestern Mutual Series Fund, Inc., dated May 1, 2003	Exhibit (g)3(c) to Form N-1A Post Effective Amendment No. 26 for Northwestern Mutual Series Fund, Inc. filed on February 18, 2005
(h)1(a)	License Agreement between Standard & Poor’s Corporation and Northwestern Mutual Series Fund, Inc. (on behalf of the Index 400 Stock Portfolio), dated February 19, 1999	Exhibit H(9) to Form N-1A Post Effective Amendment No. 16 for Northwestern Mutual Series Fund, Inc. filed on February 25, 1999
(h)1(b)	Form of License Agreement between Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. and Northwestern Mutual Series Fund, Inc. (on behalf of the Index 600 Stock Portfolio), dated April 27, 2007	Exhibit (h)1(b) to Form N-1A Post Effective Amendment No. 31 for Northwestern Mutual Series Fund, Inc. filed on April 27, 2007
(h)2(a)	Form of Agreement to Pay or Reimburse Expenses of the Small Cap Growth Stock Portfolio and the Index 400 Stock Portfolio	Exhibit H to Form N-1A Post Effective Amendment No. 17 for Northwestern Mutual Series Fund, Inc. filed on April 29, 1999
(h)2(b)	Form of Agreement to Pay or Reimburse Expenses between Northwestern Mutual Series Fund, Inc., Northwestern Mutual Investment Services, LLC and The Northwestern Mutual Life Insurance Company (on behalf of the Small Cap Value Portfolio, International Growth Portfolio, Domestic Equity Portfolio and Asset Allocation Portfolio)	Exhibit H(2) to Form N-1A Post Effective Amendment No. 20 for Northwestern Mutual Series Fund, Inc. filed on May 17, 2001
(h)3(a)	Foreign Custody Manager Delegation Agreement and Appendix “A” thereto, between Northwestern Mutual Series Fund, Inc. and Brown Brothers Harriman & Co., dated March 31, 1997	Exhibit (h)3(a) to Form N-1A Post Effective Amendment No. 26 for Northwestern Mutual Series Fund, Inc. filed on February 18, 2005
(h)3(b)	Form of amendment to Delegation Agreement between Brown Brothers Harriman & Co. and Northwestern Mutual Series Fund, Inc. (on behalf of the Mid Cap Value Portfolio, the Focused Appreciation Portfolio and the Equity Income Portfolio)	Exhibit H(1) to Form N-1A Post Effective Amendment No. 23 for Northwestern Mutual Series Fund, Inc. filed on February 14, 2003

C–6

Exhibit	Description	Filed Herewith/Incorporated Herein By Reference To
(h)4	Form of Agreement to Waive Fees between Northwestern Mutual Series Fund, Inc. and Mason Street Advisors, LLC (on behalf of the Mid Cap Value Portfolio, the Focused Appreciation Portfolio and the Equity Income Portfolio)	Exhibit H(2) to Form N-1A Post Effective Amendment No. 23 for Northwestern Mutual Series Fund, Inc. filed on February 14, 2003
(h)5	Updated Agreement to waive fees and reimburse expenses (on behalf of the Small Cap Value Portfolio, International Growth Portfolio, Domestic Equity Portfolio and Asset Allocation Portfolio), dated April 27, 2006	Exhibit (h)5 to Form N-1A Post Effective Amendment No. 28 for Northwestern Mutual Series Fund, Inc. filed on April 27, 2006
(h)6	Updated Agreement to waive fees and reimburse expenses (on behalf of the Mid Cap Value Portfolio, the Focused Appreciation Portfolio and the Equity Income Portfolio), dated April 27, 2006	Exhibit (h)6 to Form N-1A Post Effective Amendment No. 28 for Northwestern Mutual Series Fund, Inc. filed on April 27, 2006
(h)7	Agreement to Waive Investment Advisory Fees Relating to the Franklin Templeton International Equity Portfolio dated November 15, 2006	Exhibit (h)7 to Form N-1A Post Effective Amendment No. 29 for Northwestern Mutual Series Fund, Inc. filed on February 23, 2007
(h)8	Agreement to Waive Investment Advisory Fees Relating to the Franklin Templeton International Equity Portfolio dated December 12, 2006	Exhibit (h)8 to Form N-1A Post Effective Amendment No. 29 for Northwestern Mutual Series Fund, Inc. filed on February 23, 2007
(h)9	Agreement to Waive Investment Advisory Fees Relating to the Asset Allocation Portfolio dated April 27, 2007	Exhibit (h)9 to Form N-1A Post Effective Amendment No. 31 for Northwestern Mutual Series Fund, Inc. filed on April 27, 2007
(h)10	Agreement to Pay or Reimburse Certain Expenses between Mason Street Advisors, LLC and Northwestern Mutual Series Fund, Inc., dated April 25, 2007	Exhibit (h)10 to Form N-1A Post Effective Amendment No. 31 for Northwestern Mutual Series Fund, Inc. filed on April 27, 2007
(h)11	Agreement to Pay or Reimburse Certain Expenses between Mason Street Advisors, LLC and Northwestern Mutual Series Fund, Inc., dated February 21, 2008	Exhibit (h)11 to Form N-1A Post Effective Amendment No. 34 for Northwestern Mutual Series Fund, Inc. filed on April 23, 2008
(h)12	Agreement to Waive Fees of Northwestern Mutual Series Fund, Inc. Mid Cap Value Portfolio, Focused Appreciation Portfolio and Equity Income Portfolio, dated February 21, 2008	Exhibit (h)12 to Form N-1A Post Effective Amendment No. 34 for Northwestern Mutual Series Fund, Inc. filed on April 23, 2008
(h)13	Agreement to Waive Mason Street Advisors, LLC Investment Advisory Fees Relating to the International Equity Portfolio, dated February 21, 2008	Exhibit (h)13 to Form N-1A Post Effective Amendment No. 34 for Northwestern Mutual Series Fund, Inc. filed on April 23, 2008
(h)14	Agreement to Waive Mason Street Advisors, LLC Investment Advisory Fees Relating to the Asset Allocation Portfolio	Exhibit (h)14 to Form N-1A Post Effective Amendment No. 34 for Northwestern Mutual Series Fund, Inc. filed on April 23, 2008

C–7

Exhibit	Description	Filed Herewith/Incorporated Herein By Reference To
(i)	Opinion and Consent of Counsel	Exhibit (i) to Form N-1A Post Effective Amendment No. 34 for Northwestern Mutual Series Fund, Inc. filed on April 23, 2008
(j)	Consent of Independent Registered Public Accounting Firm	Exhibit (j) to Form N-1A Post Effective Amendment No. 34 for Northwestern Mutual Series Fund, Inc. filed on April 23, 2008
(l)1(a)	Subscription Agreement, dated April 23, 2003	Exhibit L to Form N-1A Post Effective Amendment No. 24 for Northwestern Mutual Series Fund, Inc. filed on May 1, 2003
(l)1(b)	Subscription Agreement, dated April 25, 2007	Exhibit (l)1(b) to Form N-1A Post Effective Amendment No. 32 for Northwestern Mutual Series Funds, Inc. filed on April 27, 2007
(p)1(a)	Summary of Revisions, effective April 1, 2002, to T. Rowe Price Group, Inc. And Its Affiliates Code of Ethics dated March, 2000; and previously filed as Exhibit P(1) with Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A for Northwestern Mutual Series Fund, Inc., File No. 2-89971, CIK 0000742212, on May 17, 2001, and incorporated herein by reference	Exhibit P(3) to Form N-1A Post Effective Amendment No. 23 for Northwestern Mutual Series Fund, Inc. filed on February 14, 2003
(p)1(b)	T. Rowe Price Group, Inc. and Its Affiliates Code of Ethics and Conduct, effective March 31, 2004	Exhibit (p)1(b) to Form N-1A Post Effective Amendment No. 26 for Northwestern Mutual Series Fund, Inc. filed on February 18, 2005
(p)1(c)	T. Rowe Price Group, Inc. and Its Affiliates Code of Ethics and Conduct, effective February 1, 2005	Exhibit (p)1(c) to Form N-1A Post Effective Amendment No. 28 for Northwestern Mutual Series Fund, Inc. filed on April 27, 2006
(p)1(d)	T. Rowe Price Group, Inc. and Its Affiliates Code of Ethics and Conduct, effective March 1, 2008	Exhibit (p)1(d) to Form N-1A Post Effective Amendment No. 34 for Northwestern Mutual Series Fund, Inc. filed on April 23, 2008
(p)2	Code of Ethics for Northwestern Mutual Investment Services, LLC, dated April 1, 2002	Exhibit (p)1 to Form N-1A Post Effective Amendment No. 25 for Northwestern Mutual Series Fund, Inc. filed on April 29, 2004
(p)3(a)	Code of Ethics for Mason Street Advisors, LLC, Mason Street Funds, Inc. and Northwestern Mutual Series Fund, Inc., dated February 5, 2004	Exhibit (p)2 to Form N-1A Post Effective Amendment No. 25 for Northwestern Mutual Series Fund, Inc. filed on April 29, 2004
(p)3(b)	Code of Ethics for Mason Street Advisors, LLC, Mason Street Funds, Inc. and Northwestern Mutual Series Fund, Inc., dated January 20, 2005	Exhibit (p)3(b) to Form N-1A Post Effective Amendment No. 26 for Northwestern Mutual Series Fund, Inc. filed on February 18, 2005
(p)3(c)	Statement of Policy on Personal Securities Transactions Adopted by Mason Street Advisors, LLC and Northwestern Mutual Series Fund, Inc., dated April 1, 2006	Exhibit (p)3(c) to Form N-1A Post Effective Amendment No. 28 for Northwestern Mutual Series Fund, Inc. filed on April 27, 2006
(p)3(d)	Statement of Policy on Personal Securities Transactions Adopted by Mason Street Advisors, LLC and Northwestern Mutual	Exhibit (p)3(d) to Form N-1A Post Effective Amendment No. 33 for Northwestern Mutual Series Fund, Inc. filed on February 22, 2008

C–8

Series Fund, Inc., dated July 2, 2007

Exhibit	Description	Filed Herewith/Incorporated Herein By Reference To
(p)4(a)	Code of Ethics for Alliance Capital Management L.P., dated June 2003	Exhibit (p)3 to Form N-1A Post Effective Amendment No. 25 for Northwestern Mutual Series Fund, Inc. filed on April 29, 2004
(p)4(b)	Alliance Capital Management L.P. Code of Business Conduct and Ethics, dated October 2004	Exhibit (p)4(b) to Form N-1A Post Effective Amendment No. 26 for Northwestern Mutual Series Fund, Inc. filed on February 18, 2005
(p)4(c)	Alliance Capital Management L.P. Code of Business Conduct and Ethics, dated October 2004 and revised May 2005	Exhibit (p)4(c) to Form N-1A Post Effective Amendment No. 28 for Northwestern Mutual Series Fund, Inc. filed on April 27, 2006
(p)4(d)	AllianceBernstein L.P. Code of Business Conduct and Ethics, dated January 2007	Exhibit (p)4(d) to Form N-1A Post Effective Amendment No. 31 for Northwestern Mutual Series Fund, Inc. filed on April 27, 2007
(p)4(e)	AllianceBernstein L.P. Code of Business Conduct and Ethics, dated February 2008	Exhibit (p)4(e) to Form N-1A Post Effective Amendment No. 34 for Northwestern Mutual Series Fund, Inc. filed on April 23, 2008
(p)5(a)	Code of Ethics for The Capital Group Companies, dated December 2003	Exhibit (p)4 to Form N-1A Post Effective Amendment No. 25 for Northwestern Mutual Series Fund, Inc. filed on April 29, 2004
(p)5(b)	The Capital Group Companies Code of Ethics, dated November 2004	Exhibit (p)5(b) to Form N-1A Post Effective Amendment No. 26 for Northwestern Mutual Series Fund, Inc. filed on February 18, 2005
(p)5(c)	The Capital Group Companies Code of Ethics, dated December 2005	Exhibit (p)5(c) to Form N-1A Post Effective Amendment No. 28 for Northwestern Mutual Series Fund, Inc. filed on April 27, 2006
(p)5(d)	The Capital Group Companies Code of Ethics, dated December 2006	Exhibit (p)5(d) to Form N-1A Post Effective Amendment No. 31 for Northwestern Mutual Series Fund, Inc. filed on April 27, 2007
(p)5(e)	The Capital Group Companies Code of Ethics, dated December 2007	Exhibit (p)5(e) to Form N-1A Post Effective Amendment No. 33 for Northwestern Mutual Series Fund, Inc. filed on February 22, 2008
(p)6(a)	Summary of Changes to Code of Ethics for Franklin Templeton Investments, dated May 2003	Exhibit (p)5 to Form N-1A Post Effective Amendment No. 25 for Northwestern Mutual Series Fund, Inc. filed on April 29, 2004
(p)6(b)	Franklin Templeton Investments Code of Ethics revised December 2004	Exhibit (p)6(b) to Form N-1A Post Effective Amendment No. 26 for Northwestern Mutual Series Fund, Inc. filed on February 18, 2005
(p)6(c)	Franklin Templeton Investments Code of Ethics revised April 2005	Exhibit (p)6(c) to Form N-1A Post Effective Amendment No. 28 for Northwestern Mutual Series Fund, Inc. filed on April 27, 2006
(p)6(d)	Franklin Templeton Investments Code of Ethics revised May 2007	Exhibit (p)6(d) to Form N-1A Post Effective Amendment No. 33 for Northwestern Mutual Series Fund, Inc. filed on February 22, 2008
(p)7(a)	Janus Ethics Rules dated June 9, 2003	Exhibit (p)6 to Form N-1A Post Effective Amendment No. 25 for Northwestern Mutual Series Fund, Inc. filed on April 29, 2004
(p)7(b)	Janus Ethics Rules revised April 20, 2004	Exhibit (p)7(b) to Form N-1A Post Effective Amendment No. 26 for Northwestern Mutual Series Fund, Inc. filed on February 18, 2005

C–9

Exhibit	Description	Filed Herewith/Incorporated Herein By Reference To
(p)7(c)	Janus Ethics Rules revised March 22, 2005	Exhibit (p)7(c) to Form N-1A Post Effective Amendment No. 27 for Northwestern Mutual Series Fund, Inc. filed on April 29, 2005
(p)7(d)	Janus Ethics Rules revised March 1, 2006	Exhibit (p)7(d) to Form N-1A Post Effective Amendment No. 28 for Northwestern Mutual Series Fund, Inc. filed on April 27, 2006
(p)7(e)	Janus Ethics Rules revised November 21, 2006	Exhibit (p)7(e) to Form N-1A Post Effective Amendment No. 29 for Northwestern Mutual Series Fund, Inc. filed on February 23, 2007
(p)7(f)	Janus Ethics Rules revised March 27, 2007	Exhibit (p)7(f) to Form N-1A Post Effective Amendment No. 31 for Northwestern Mutual Series Fund, Inc. filed on April 27, 2007
(p)7(g)	Janus Ethics Rules revised December 14, 2007	Exhibit (p)7(g) to Form N-1A Post Effective Amendment No. 33 for Northwestern Mutual Series Fund, Inc. filed on February 22, 2008
(p)8	American Century Investments Code of Ethics dated January 1, 2007	Exhibit (p)8 to Form N-1A Post Effective Amendment No. 32 for Northwestern Mutual Series Funds, Inc. filed on April 27, 2007.
(p)9	MSF Investment Management Code of Ethics effective January 1, 2007	Exhibit (p)9 to Form N-1A Post Effective Amendment No. 32 for Northwestern Mutual Series Funds, Inc. filed on April 27, 2007.
(p)10	PIMCO Code of Ethics effective February 15, 2006	Exhibit (p)10 to Form N-1A Post Effective Amendment No. 32 for Northwestern Mutual Series Funds, Inc. filed on April 27, 2007.
(q)	Power of Attorney dated February 21, 2008	Exhibit (q) to Form N-1A Post Effective Amendment No. 34 for Northwestern Mutual Series Fund, Inc. filed on April 23, 2008

Item 24.	Persons Controlled by or under Common Control with Registrant

Shares of the Registrant have been offered and sold only to The Northwestern Mutual Life Insurance Company (“Northwestern Mutual”), a mutual insurance company organized by a special act of the Wisconsin Legislature, and its separate investment accounts created pursuant to Wisconsin insurance laws. Certain of the separate investment accounts are registered under the Investment Company Act of 1940 as unit investment trusts, and the purchasers of variable annuity contracts and variable life insurance policies issued in connection with such accounts have the right to instruct Northwestern Mutual with respect to the voting of the Registrant’s shares held by those accounts. Subject to such voting instruction rights, Northwestern Mutual and its separate investment accounts directly control the Registrant. However, the present practice of Northwestern Mutual, as disclosed elsewhere in this Amended Registration Statement, is to vote the shares of the Registrant held as general assets in the same proportions as the shares for which voting instructions are reserved. Subsidiaries of Northwestern Mutual when considered in the aggregate as a single subsidiary would not constitute a significant subsidiary.

The subsidiaries of Northwestern Mutual, as of March 31, 2008, as well as their jurisdiction of incorporation and Northwestern Mutual’s direct or indirect ownership percentage, are set forth below.

C–10

NORTHWESTERN MUTUAL CORPORATE STRUCTURE1

(as of March 31, 2008)

Name of Subsidiary	Jurisdiction of Incorporation

Amber, LLC – 100% ownership	Delaware
Baraboo, Inc. – 100% ownership	Delaware
Bayridge, LLC – 100% ownership	Delaware
Bradford, Inc. – 100% ownership	Delaware
Brendan International Sales, Inc. – 100% ownership	U.S. Virgin Islands
Burgundy, LLC – 100% ownership	Delaware
Carlisle Ventures, Inc. – 100% ownership	Delaware
Cass Corporation – 100% ownership	Delaware
Chateau, Inc. – 100% ownership of Common & Class B Preferred Stock	Delaware
Chateau, LLC – 100% ownership	Delaware
Chateau I, LP – 100% ownership	Delaware
Coral, Inc. – 100% ownership	Delaware

Foxkirk, LLC – 100% ownership	Delaware
Frank Russell Company – 90.86% ownership	Washington
Frank Russell Investment Management Company – 90.86% ownership	Washington
Hazel, Inc. – 100% ownership	Delaware
Health Invest, LLC – 100% ownership	Delaware
Higgins, Inc. – 100% ownership	Delaware
Highbrook International Sales, Inc. – 100% ownership	U.S. Virgin Islands
Hobby, Inc. – 100% ownership	Delaware
Jerusalem Avenue Property, LLC – 100% ownership	Delaware
Justin International FSC, Inc. – 100% ownership	U.S. Virgin Islands
JYD Assets, LLC – 100% ownership	Delaware
Klode, Inc. – 100% ownership	Delaware
Kristiana International Sales, Inc. – 100% ownership	U.S. Virgin Islands
Lake Bluff, Inc. – 100% ownership	Delaware
Logan, Inc. – 100% ownership	Delaware
Lydell, Inc. – 100% ownership	Delaware
Maroon, Inc. – 100% ownership	Delaware
Mason & Marshall, Inc. – 100% ownership	Delaware
Mason Street Advisors, LLC – 100% ownership	Delaware
Mitchell, Inc. – 100% ownership	Delaware
NM Albuquerque Inc. – 100% ownership	New Mexico
NM-Exchange, LLC – 100% ownership	Delaware
NM Harrisburg, Inc. – 100% ownership	Pennsylvania
NM Imperial, LLC – 100% ownership	Delaware
NM Lion, LLC – 100% ownership	Delaware
NM Majestic Holdings, LLC – 100% ownership	Delaware
NM RE Funds, LLC – 100% ownership	Delaware
NM Regal, LLC – 100% ownership	Delaware
NML Buffalo Agency, Inc. – 100% ownership	New York
NML-CBO, LLC – 100% ownership	Delaware
NML Development Corporation – 100% ownership	Delaware
NML/Mid-Atlantic, Inc. – 100% ownership	New Jersey
NML Real Estate Holdings, LLC – 100% ownership	Wisconsin
NML Securities Holdings, LLC – 100% ownership	Wisconsin
NVOP, Inc. – 100% ownership	Delaware

C–11

Name of Subsidiary	Jurisdiction of Incorporation

NVOP, LLC – 75% ownership	Delaware
NVOP Fairfax Ridge – 75% ownership	Delaware
NW Pipeline, Inc. – 100% ownership	Texas
Network Planning Advisors, L.L.C. – 100% ownership	Wisconsin
New Arcade, LLC – 100% ownership	Wisconsin
Nicolet, Inc. – 100% ownership	Delaware
North Van Buren, Inc. – 100% ownership	Delaware
Northwestern Ellis Company – 100% ownership	Nova Scotia
Northwestern International Holdings, Inc. – 100% ownership	Delaware
Northwestern Investment Management Company, LLC – 100% ownership	Delaware
Northwestern Long Term Care Insurance Company – 100% ownership	Illinois
Northwestern Mutual Investment Services, LLC – 100% ownership	Wisconsin
Northwestern Mutual Life International, Inc. – 100% ownership	Delaware
Northwestern Mutual Series Fund, Inc. – 100%[2] ownership	Maryland
Northwestern Mutual Wealth Management Company – 100% ownership	Federal Savings Bank (subject to jurisdiction of the Office of Thrift Supervision)
Northwestern Real Estate Partnership Holdings, LLC – 100% ownership	Delaware
Northwestern Securities Partnership Holdings, LLC – 100% ownership	Delaware
Olive, Inc. – 100% ownership	Delaware
Painted Rock Development Company – 100% ownership	Arizona
Park Forest Northeast, Inc. – 100% ownership	Delaware
RE Corporation – 100% ownership	Delaware
Regina International Sales, Inc. – 100% ownership	U.S. Virgin Islands
Rocket Sports, Inc. – 100% ownership	Texas
Russell Investment Funds – 90.86% ownership	Massachusetts
Russet, Inc. – 100% ownership	Delaware
Scotty, LLC – 100% ownership	Delaware
Solar Resources, Inc. – 100% ownership	Wisconsin
Stadium and Arena Management, Inc. – 100% ownership	Delaware
Strategic Employee Benefit Services of New Mexico, Inc. – 100% ownership	New Mexico
Travers International Sales, Inc. – 100% ownership	U.S. Virgin Islands
Tupelo, Inc. – 100% ownership	Delaware
Walden OC, LLC – 100% ownership	Delaware
White Oaks, Inc. – 100% ownership	Delaware

(1)

Certain subsidiaries are omitted on the basis that, considered in the aggregate at year end 2007, they did not constitute a significant subsidiary as defined by Regulation S-X. Certain investment partnerships and limited liability companies that hold real estate assets of The Northwestern Mutual Life Insurance Company are not represented. Excluded is the entire corporate structure under Frank Russell Company.

(2)

Growth Stock Portfolio, Focused Appreciation Portfolio, Large Cap Core Stock Portfolio, Large Cap Blend Portfolio, Index 500 Stock Portfolio, Large Company Value Portfolio, Domestic Equity Portfolio, Equity Income Portfolio, Mid Cap Growth Stock Portfolio, Index 400 Stock Portfolio, Mid Cap Value Portfolio, Small Cap Growth Stock Portfolio, Index 600 Stock Portfolio, Small Cap Value Portfolio, International Growth Portfolio, Research International Core Portfolio, International Equity Portfolio, Emerging Markets Equity Portfolio, Money Market Portfolio, Short-Term Bond Portfolio, Select Bond Portfolio, Long-Term U.S. Government Bond Portfolio, Inflation Protection Portfolio, High Yield Bond Portfolio, Multi-Sector Bond Portfolio, Balanced Portfolio, Asset Allocation Portfolio.

C–12

Item 25.	Indemnification

Article IX of Registrant’s by-laws is included as an exhibit to the Registration Statement under the Securities Act of 1933 and the Investment Company Act of 1940. The by-laws of Northwestern Mutual permit indemnification by Northwestern Mutual of persons who are serving as directors of another corporation at the request of Northwestern Mutual. Pursuant to the by-law provision, the Trustees of Northwestern Mutual have adopted a resolution extending to all of the directors of the Registrant the benefits of the indemnification arrangements for employees, officers and Trustees of Northwestern Mutual. The Registrant and its directors are included as insureds under a directors’ and officers’ liability insurance policy maintained by Northwestern Mutual. The amount of coverage is $50 million. The deductible amount is $6,000,000 for claims of the Registrant covered by corporate indemnification. The cost of this insurance is allocated among Northwestern Mutual and its subsidiaries and no part of the premium has been paid by the Registrant.

Item 26.	Business and Other Connections of Investment Adviser

Mason Street Advisors, LLC (“MSA”), the Registrant’s investment adviser, also provides investment advisory services for Northwestern Mutual and other institutional clients. Several of the directors and officers of MSA also serve as officers of Northwestern Mutual.

For additional information regarding the business and other connections of each sub-advisor, please see Schedules A, B and C, as applicable, to Part I of Form ADV in addition to Part II of Form ADV of each sub-advisor, incorporated herein by reference, which sets forth the officers and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers of each sub-advisor during the past two years. The chart below sets forth each sub-advisor and their respective SEC file number.

Sub-adviser	SEC Number
AllianceBernstein L.P.	801-56720
American Century Investment Management, Inc.	801-8174
Capital Guardian Trust Company	801-60145
Janus Capital Management LLC	801-13991
Massachusetts Financial Services Company	801-17352
T. Rowe Price Associates, Inc.	801-856
Pacific Investment Management Company LLC	801-48187
Templeton Investment Counsel, LLC	801-15125
Franklin Templeton Investments (Asia) Limited	801-60477

Item 27.	Principal Underwriters

Not applicable.

Item 28.	Location of Accounts and Records

Pursuant to the investment advisory agreement, MSA, the Registrant’s adviser, provides or arranges with Northwestern Mutual, its affiliate, for the provision of facilities and personnel for maintaining the Registrant’s books and records. Each account, book or other document required to be maintained by Section 31(a) of the 1940 Act and Rules 17 CFR §§ 270-31a-1 to 31a-3 promulgated thereunder, is kept at 720 East Wisconsin Avenue,

C–13

Milwaukee, Wisconsin 53202, the address of MSA and of Northwestern Mutual, except for records held and maintained by Mellon Bank, N.A., One Mellon Bank Center, Room 1035, Pittsburgh, PA 15258; Brown Brothers Harriman & Co., 40 Water Street, Boston, MA 02109 and J.P. Morgan Chase Bank, 270 Park Avenue, New York, NY 10017-2070, relating to their respective functions as custodians.

Item 29.	Management Services

Not applicable.

Item 30.	Undertakings

Not applicable.

C–14

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Northwestern Mutual Series Fund, Inc., certifies that it meets all of the requirement for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this Amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Milwaukee, and State of Wisconsin, on the 4th day of June, 2008.

NORTHWESTERN MUTUAL SERIES FUND, INC. (Registrant)

By:	/s/ MARK G. DOLL
Mark G. Doll, President

Pursuant to the requirements of the Securities Act of 1933, this Amended Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title

/s/ MARK G. DOLL	President and	June 4, 2008
Mark G Doll	Principal Executive Officer

/s/ WALTER M. GIVLER	Vice President, Chief	June 4, 2008
Walter M. Givler	Financial Officer and
Treasurer

/s/ BARBARA E. COURTNEY	Controller and	June 4, 2008
Barbara E. Courtney	Principal Accounting Officer

/s/ MIRIAM A. ALLISON*	Director	June 4, 2008
Miriam A. Allison

/s/ ROBERT H. HUFFMAN III*	Director	June 4, 2008
Robert H. Huffman III

MICHAEL M. KNETTER*	Director	June 4, 2008
Michael M. Knetter

/s/ WILLIAM A. MCINTOSH*	Director	June 4, 2008
William A. McIntosh

/s/ MICHAEL G. SMITH*	Director	June 4, 2008
Michael G. Smith

/s/ EDWARD J. ZORE*	Director	June 4, 2008
Edward J. Zore

* By	/s/ MARK G. DOLL
Mark G. Doll, Attorney in fact,
pursuant to the Power of Attorney
Filed as Exhibit (q) to Form N-1A
Post Effective Amendment No. 34 for
Northwestern Mutual Series Fund, Inc.

C–15

filed on April 23, 2008

C–16

EXHIBIT INDEX

Exhibit No.	Exhibit

(d)2(w)	Amended and Restated Investment Sub-Advisory Agreement between Mason Street Advisors, LLC and Capital Guardian Trust Company (on behalf of the Domestic Equity Portfolio) dated May 6, 2008

(d)2(x)	Amended and Restated Investment Sub-Advisory Agreement between Mason Street Advisors, LLC and Templeton Investment Counsel, LLC (on behalf of the International Equity Portfolio) dated May 6, 2008

(d)2(y)	Form of Investment Sub-Advisory Agreement between Templeton Investment Counsel, LLC and Franklin Templeton Investments (Asia) Limited (on behalf of the International Equity Portfolio)